Subsequent Events (Details) (USD $)	6 Months Ended		7 Months Ended			0 Months Ended		7 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jul. 25, 2014 Bank of Ireland	Jul. 30, 2014 Unicredit Bank AG	Aug. 08, 2014 Senior Unsecured Notes Due 2021	Jul. 07, 2014 HSH Nordbank AG (dated April 4, 2014)	Apr. 04, 2014 HSH Nordbank AG (dated April 4, 2014)	Aug. 01, 2014 HSBC Bank Plc
Subsequent Event [Line Items]
Terms and conditions of debt					On August 8, 2014, the Company completed the offering of 1,000,000 senior unsecured notes due 2021 pursuant to its effective shelf registration statement, as discussed in Note 7.
Amount available for drawdown							$ 47,000,000
Proceeds from long-term debt	107,144,427	0				12,600,000
Covenants			On July 25, 2014, the Company agreed with Bank of Ireland to eliminate the financial covenant relating to the minimum debt service coverage ratio until the maturity of the loan.

On July 30, 2014, the Company agreed with Unicredit Bank AG (“Unicredit”), subject to certain closing conditions including a $7,000,000 prepayment, to eliminate the financial covenants relating to the minimum debt service coverage ratio, the minimum market value adjusted net worth and the maximum leverage ratio until the maturity of the loan. In addition, the Company also agreed to increase the required ratio of the fair market value of mortgaged vessels to outstanding loan from 110% to 130% at all times.

On August 1, 2014, the Company agreed with HSBC to extend the existing waivers for the financial covenants relating to the minimum interest and debt service coverage ratios, from June 30, 2014 to December 31, 2015.

Prepayment amount				$ 7,000,000